ProShares S&P Global Core Battery Metals ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ProShares S&P Global Core Battery Metals ETF | None
Prospectus [Line Items]
Annual Return [Percent]	(19.32%)	(14.28%)